Schedule of Accrued Expenses And Other Current Liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Payables and Accruals [Abstract]
Accrued bonus			$ 1,319,259
Accrued commission	10,382	81,069
Accrued legal and professional fee	22,065	172,290	168,000
Accrued network and data services	12,340	96,351
Accrued others	3,461	27,021	295,006
Total accrued expenses and other payables	$ 48,248	$ 376,731	$ 1,782,265